Distribution Date:	04/11/25	GS Mortgage Securities Trust 2015-GC32
Determination Date:	04/07/25
Next Distribution Date:	05/12/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-GC32
March Revision
Servicer revised reporting to include a late communicated payoff for loan 06A2.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Exchangeable Certificate Factor Detail	6		askmidlandls.com	(913) 253-9000
Additional Information	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	9		Attention: Brian Hanson		bhanson@cwcapital.com
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	17-18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Controlling Class	400 Capital Management LLC
		Representative
Specially Serviced Loan Detail - Part 2	24		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
Modified Loan Detail	25		510 Madison Avenue, 17th Floor | New York, NY 10022 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36250PAA3	1.593000%	54,451,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250PAB1	3.062000%	50,885,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36250PAC9	3.498000%	180,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36250PAD7	3.764000%	331,866,000.00	322,915,809.61	120,830,937.38	1,012,879.26	0.00	0.00	121,843,816.64	202,084,872.23	59.83%	30.00%
A-AB	36250PAE5	3.513000%	84,984,000.00	438.33	438.33	1.28	0.00	0.00	439.61	0.00	0.00%	30.00%
A-S	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	0.00	235,113.27	0.00	0.00	235,113.27	70,218,000.00	45.87%	23.00%
B	36250PAJ4	4.553526%	60,188,000.00	60,188,000.00	0.00	228,389.71	0.00	0.00	228,389.71	60,188,000.00	33.90%	17.00%
C	36250PAL9	4.563526%	42,632,000.00	42,632,000.00	0.00	162,126.88	0.00	0.00	162,126.88	42,632,000.00	25.43%	12.75%
D	36250PAM7	3.345000%	51,410,000.00	51,410,000.00	0.00	143,305.38	0.00	0.00	143,305.38	51,410,000.00	15.21%	7.63%
E	36250PAP0	4.563526%	20,063,000.00	20,063,000.00	0.00	76,298.36	0.00	0.00	76,298.36	20,063,000.00	11.22%	5.63%
F	36250PAR6	4.563526%	10,031,000.00	10,031,000.00	0.00	38,147.28	0.00	0.00	38,147.28	10,031,000.00	9.22%	4.63%
G	36250PAT2	4.563526%	17,555,000.00	17,555,000.00	0.00	66,760.59	0.00	0.00	66,760.59	17,555,000.00	5.73%	2.88%
H*	36250PAV7	4.563526%	28,840,074.00	28,839,980.09	0.00	109,676.68	0.00	0.00	109,676.68	28,839,980.09	0.00%	0.00%
R	36250PAX3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,003,123,075.00	623,853,228.03	120,831,375.71	2,072,698.69	0.00	0.00	122,904,074.40	503,021,852.32

X-A	36250PAF2	0.754160%	772,404,000.00	393,134,247.94	0.00	247,071.65	0.00	0.00	247,071.65	272,302,872.23
X-B	36250PAG0	0.010000%	60,188,000.00	60,188,000.00	0.00	501.57	0.00	0.00	501.57	60,188,000.00
X-D	36250PAN5	1.218526%	51,410,000.00	51,410,000.00	0.00	52,203.71	0.00	0.00	52,203.71	51,410,000.00
Notional SubTotal			884,002,000.00	504,732,247.94	0.00	299,776.93	0.00	0.00	299,776.93	383,900,872.23

Deal Distribution Total					120,831,375.71	2,372,475.62	0.00	0.00	123,203,851.33

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250PAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250PAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36250PAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36250PAD7	973.03071002	364.09556080	3.05207301	0.00000000	0.00000000	0.00000000	0.00000000	367.14763380	608.93514922
A-AB	36250PAE5	0.00515779	0.00515779	0.00001506	0.00000000	0.00000000	0.00000000	0.00000000	0.00517286	0.00000000
A-S	36250PAH8	1,000.00000000	0.00000000	3.34833333	0.00000000	0.00000000	0.00000000	0.00000000	3.34833333	1,000.00000000
B	36250PAJ4	1,000.00000000	0.00000000	3.79460540	0.00000000	0.00000000	0.00000000	0.00000000	3.79460540	1,000.00000000
C	36250PAL9	1,000.00000000	0.00000000	3.80293864	0.00000000	0.00000000	0.00000000	0.00000000	3.80293864	1,000.00000000
D	36250PAM7	1,000.00000000	0.00000000	2.78750010	0.00000000	0.00000000	0.00000000	0.00000000	2.78750010	1,000.00000000
E	36250PAP0	1,000.00000000	0.00000000	3.80293874	0.00000000	0.00000000	0.00000000	0.00000000	3.80293874	1,000.00000000
F	36250PAR6	1,000.00000000	0.00000000	3.80293889	0.00000000	0.00000000	0.00000000	0.00000000	3.80293889	1,000.00000000
G	36250PAT2	1,000.00000000	0.00000000	3.80293876	0.00000000	0.00000000	0.00000000	0.00000000	3.80293876	1,000.00000000
H	36250PAV7	999.99674377	0.00000000	3.80292644	0.00000000	0.00000000	0.00000000	0.00000000	3.80292644	999.99674377
R	36250PAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36250PAF2	508.97489907	0.00000000	0.31987360	0.00000000	0.00000000	0.00000000	0.00000000	0.31987360	352.53943821
X-B	36250PAG0	1,000.00000000	0.00000000	0.00833339	0.00000000	0.00000000	0.00000000	0.00000000	0.00833339	1,000.00000000
X-D	36250PAN5	1,000.00000000	0.00000000	1.01543883	0.00000000	0.00000000	0.00000000	0.00000000	1.01543883	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/25 - 03/30/25	30	0.00	1,012,879.26	0.00	1,012,879.26	0.00	0.00	0.00	1,012,879.26	0.00
A-AB	03/01/25 - 03/30/25	30	0.00	1.28	0.00	1.28	0.00	0.00	0.00	1.28	0.00
X-A	03/01/25 - 03/30/25	30	0.00	247,071.65	0.00	247,071.65	0.00	0.00	0.00	247,071.65	0.00
X-B	03/01/25 - 03/30/25	30	0.00	501.57	0.00	501.57	0.00	0.00	0.00	501.57	0.00
X-D	03/01/25 - 03/30/25	30	0.00	52,203.71	0.00	52,203.71	0.00	0.00	0.00	52,203.71	0.00
A-S	03/01/25 - 03/30/25	30	0.00	235,113.27	0.00	235,113.27	0.00	0.00	0.00	235,113.27	0.00
B	03/01/25 - 03/30/25	30	0.00	228,389.71	0.00	228,389.71	0.00	0.00	0.00	228,389.71	0.00
C	03/01/25 - 03/30/25	30	0.00	162,126.88	0.00	162,126.88	0.00	0.00	0.00	162,126.88	0.00
D	03/01/25 - 03/30/25	30	0.00	143,305.38	0.00	143,305.38	0.00	0.00	0.00	143,305.38	0.00
E	03/01/25 - 03/30/25	30	0.00	76,298.36	0.00	76,298.36	0.00	0.00	0.00	76,298.36	0.00
F	03/01/25 - 03/30/25	30	0.00	38,147.28	0.00	38,147.28	0.00	0.00	0.00	38,147.28	0.00
G	03/01/25 - 03/30/25	30	0.00	66,760.59	0.00	66,760.59	0.00	0.00	0.00	66,760.59	0.00
H	03/01/25 - 03/30/25	30	0.00	109,676.68	0.00	109,676.68	0.00	0.00	0.00	109,676.68	0.00
Totals			0.00	2,372,475.62	0.00	2,372,475.62	0.00	0.00	0.00	2,372,475.62	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	0.00	235,113.27	0.00	0.00	235,113.27	70,218,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36250PAJ4	4.553526%	60,188,000.00	60,188,000.00	0.00	228,389.71	0.00	0.00	228,389.71	60,188,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36250PAL9	4.563526%	42,632,000.00	42,632,000.00	0.00	162,126.88	0.00	0.00	162,126.88	42,632,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,038,000.03	173,038,000.00	0.00	625,629.86	0.00	0.00	625,629.86	173,038,000.00

Exchangeable Certificate Details
PEZ	36250PAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36250PAK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	123,203,851.33
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,381,075.34	Master Servicing Fee	5,532.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,089.74
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	268.60
ARD Interest	0.00	Operating Advisor Fee	709.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,381,075.34	Total Fees	8,599.76

Principal		Expenses/Reimbursements
Scheduled Principal	1,078,480.61	Reimbursement for Interest on Advances	19.65
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	119,752,895.10	Special Servicing Fees (Monthly)	8,881.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	120,831,375.71	Total Expenses/Reimbursements	8,901.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,372,475.62
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	120,831,375.71
Excess Liquidation Proceeds Reserve Account Withdrawal	8,901.59	Prepayment Penalties / Yield Maintenance	0.00
		Excess Liquidation Proceeds Reserve Account Deposit	0.00
Total Other Collected	8,901.59	Total Payments to Certificateholders and Others	123,203,851.33
Total Funds Collected	123,221,352.64	Total Funds Distributed	123,221,352.68

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	623,853,228.03	623,853,228.03	Beginning Certificate Balance	623,853,228.03
(-) Scheduled Principal Collections	1,078,480.61	1,078,480.61	(-) Principal Distributions	120,831,375.71
(-) Unscheduled Principal Collections	119,752,895.10	119,752,895.10	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	503,021,852.32	503,021,852.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	623,942,653.61	623,942,653.61	Ending Certificate Balance	503,021,852.32
Ending Actual Collateral Balance	503,126,050.45	503,126,050.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	11	35,819,053.88	7.12%	3	4.6688	1.508069	1.30 or less	11	112,813,423.19	22.43%	3	4.6082	0.833994
5,000,001 to 10,000,000	14	104,312,636.90	20.74%	3	4.7097	1.503066	1.31-1.40	2	60,066,634.82	11.94%	3	4.4105	1.320838
10,000,001 to 15,000,000	2	26,285,551.24	5.23%	3	4.6275	1.712749	1.41-1.50	5	93,869,302.07	18.66%	3	4.4153	1.454132
15,000,001 to 20,000,000	6	105,209,525.82	20.92%	3	4.3896	1.476951	1.51-1.60	5	33,287,533.28	6.62%	3	4.0764	1.545051
20,000,001 to 25,000,000	1	25,000,000.00	4.97%	0	3.9085	1.770000	1.61-1.70	2	20,391,305.80	4.05%	3	4.6600	1.621515
25,000,001 to 30,000,000	1	26,946,168.52	5.36%	3	4.3500	0.080000	1.71-1.80	4	107,138,680.41	21.30%	2	4.1528	1.729551
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	3	23,838,333.22	4.74%	3	4.7877	1.830367
50,000,001 to 75,000,000	3	179,448,915.96	35.67%	3	4.2779	1.515508	1.91-2.00	1	8,790,850.84	1.75%	2	4.0200	1.910000
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01-2.50	5	42,825,788.69	8.51%	3	4.6752	2.088345
Totals	38	503,021,852.32	100.00%	3	4.4224	1.450391	2.51-3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	38	503,021,852.32	100.00%	3	4.4224	1.450391
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	5	10,463,211.99	2.08%	3	4.7722	1.385370
							Industrial	6	14,136,394.31	2.81%	3	4.5125	1.764954
California	4	96,911,788.88	19.27%	2	4.1309	1.613457
							Lodging	4	94,277,535.20	18.74%	3	4.4422	1.026580
Colorado	2	59,658,824.43	11.86%	3	4.2981	1.539002
							Mixed Use	7	24,243,092.47	4.82%	3	4.7818	1.202685
Connecticut	2	23,104,342.14	4.59%	3	4.6739	1.683757
							Multi-Family	6	17,828,836.89	3.54%	3	4.8685	2.050000
Florida	3	15,676,602.14	3.12%	3	4.7596	1.780159
							Office	12	49,655,598.85	9.87%	1	4.3203	1.527264
Georgia	2	7,873,297.92	1.57%	3	4.7025	1.678942
							Retail	35	288,367,772.60	57.33%	3	4.3722	1.521284
Illinois	2	21,608,018.10	4.30%	3	4.7351	1.184315
							Self Storage	2	14,512,622.00	2.89%	3	4.4062	1.902643
Indiana	11	18,956,467.20	3.77%	3	4.7896	1.968236
							Totals	72	503,021,852.32	100.00%	3	4.4224	1.450391
Kentucky	3	6,884,723.93	1.37%	3	4.8685	2.050000
Michigan	2	7,793,724.62	1.55%	3	4.8138	1.508968
Missouri	6	7,654,122.34	1.52%	3	4.9350	1.810000
Nevada	1	3,098,097.03	0.62%	3	4.9300	1.600000
New Hampshire	1	3,470,196.42	0.69%	3	4.4300	1.160000
New Jersey	1	18,044,244.65	3.59%	2	4.5025	1.410000
North Carolina	2	4,922,104.41	0.98%	3	4.7090	1.580000
Ohio	2	9,446,285.66	1.88%	3	5.2322	1.230057
Oklahoma	1	2,001,686.07	0.40%	3	5.0225	1.130000
Pennsylvania	5	58,062,117.96	11.54%	3	4.4771	0.637729
South Carolina	2	11,740,389.21	2.33%	3	4.6652	1.725855
Tennessee	2	5,941,546.35	1.18%	3	4.8679	1.762763
Texas	3	68,495,138.60	13.62%	3	4.4389	1.338287
Washington	10	41,214,922.27	8.19%	1	3.7394	1.667710
Totals	72	503,021,852.32	100.00%	3	4.4224	1.450391

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	2	41,214,922.27	8.19%	1	3.7394	1.667710	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	103,733,819.24	20.62%	2	4.1132	1.644599	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	161,576,397.11	32.12%	3	4.3729	1.194518	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	12	105,047,851.90	20.88%	3	4.6264	1.406938	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	10	67,963,859.53	13.51%	3	4.8626	1.770940	49 months or greater	38	503,021,852.32	100.00%	3	4.4224	1.450391
	5.001% or greater	3	23,485,002.27	4.67%	3	5.1417	1.238304	Totals	38	503,021,852.32	100.00%	3	4.4224	1.450391
	Totals	38	503,021,852.32	100.00%	3	4.4224	1.450391
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	38	503,021,852.32	100.00%	3	4.4224	1.450391	Interest Only	2	30,500,000.00	6.06%	0	3.9256	1.833115
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	36	472,521,852.32	93.94%	3	4.4545	1.425687
	Totals	38	503,021,852.32	100.00%	3	4.4224	1.450391	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	503,021,852.32	100.00%	3	4.4224	1.450391
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	34	472,279,571.03	93.89%	3	4.3934	1.435837
	13 to 24 months	3	24,840,278.97	4.94%	3	4.8708	1.857868
	25 to 36 months	1	5,902,002.32	1.17%	3	4.8600	0.900000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	503,021,852.32	100.00%	3	4.4224	1.450391
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30309707	MH	Various	Various	Actual/360	4.425%	310,348.68	81,447,438.27	0.00	N/A	07/06/25	--	81,447,438.27	0.00	04/06/25
2	30520773	RT	Fresno	CA	Actual/360	4.136%	241,650.21	118,412.69	0.00	N/A	06/06/25	--	67,857,827.29	67,739,414.60	04/04/25
3	30520777	RT	El Paso	TX	Actual/360	4.399%	218,393.70	109,546.66	0.00	N/A	07/03/25	--	57,660,223.59	57,550,676.93	04/04/25
4	30520787	LO	Denver	CO	Actual/360	4.328%	202,292.80	120,443.22	0.00	N/A	07/03/25	--	54,279,267.65	54,158,824.43	04/04/25
7	30309711	LO	Canonsburg	PA	Actual/360	4.350%	101,116.51	48,227.03	0.00	N/A	07/06/25	--	26,994,395.55	26,946,168.52	04/06/25
10	30520779	OF	Seattle	WA	Actual/360	3.909%	84,141.32	0.00	0.00	N/A	04/04/25	--	25,000,000.00	25,000,000.00	03/06/25
11A1	30309712	RT	Lynnwood	WA	Actual/360	3.479%	48,816.94	81,346.23	0.00	N/A	06/01/25	--	16,296,268.50	16,214,922.27	04/01/25
12	30309713	OF	Mundelein	IL	Actual/360	4.705%	79,430.53	44,336.27	0.00	N/A	07/06/25	--	19,605,081.25	19,560,744.98	04/06/25
13	30309714	RT	Cypress	CA	Actual/360	4.090%	63,078.42	44,545.49	0.00	N/A	06/06/25	--	17,910,111.04	17,865,565.55	04/04/25
14	30520774	RT	Woodbury	NJ	Actual/360	4.503%	70,124.75	42,417.71	0.00	N/A	06/06/25	--	18,086,662.36	18,044,244.65	04/04/25
15	30309715	MF	Various	Various	Actual/360	4.869%	74,885.80	33,780.14	0.00	N/A	07/06/25	--	17,862,617.03	17,828,836.89	04/06/25
16	30309716	RT	Enfield	CT	Actual/360	4.605%	62,381.22	36,103.88	0.00	N/A	07/06/25	--	15,731,315.36	15,695,211.48	04/06/25
17	30520776	RT	Eddystone	PA	Actual/360	4.457%	55,421.55	33,870.38	0.00	N/A	07/03/25	--	14,441,941.84	14,408,071.46	04/04/25
18	30309717	Various Various		IN	Actual/360	4.835%	49,594.06	34,227.31	0.00	N/A	07/06/25	--	11,911,707.09	11,877,479.78	04/06/25
19	30309718	LO	Idaho Falls	ID	Actual/360	4.773%	24,894.18	6,056,854.65	0.00	N/A	07/06/25	--	6,056,854.65	0.00	04/06/25
20	30309719	LO	Ammon	ID	Actual/360	4.773%	16,853.82	4,100,602.60	0.00	N/A	07/06/25	--	4,100,602.60	0.00	04/06/25
24	30295214	Various Various		Various	Actual/360	5.104%	44,004.10	21,318.86	0.00	N/A	07/06/25	--	10,011,076.28	9,989,757.42	04/06/25
25	30309722	MU	Upper Darby	PA	Actual/360	4.640%	38,852.55	19,089.18	0.00	N/A	07/06/25	--	9,723,940.65	9,704,851.47	04/06/25
26	30309723	RT	San Diego	CA	Actual/360	4.020%	30,507.62	22,134.97	0.00	N/A	06/06/25	--	8,812,985.81	8,790,850.84	04/06/25
28	30295688	RT	Sarasota	FL	Actual/360	4.632%	35,081.06	20,105.34	0.00	N/A	07/06/25	--	8,795,185.56	8,775,080.22	04/06/25
29	30520785	SS	Myrtle Beach	SC	Actual/360	4.652%	36,169.41	16,437.77	0.00	N/A	07/03/25	--	9,029,059.77	9,012,622.00	04/04/25
30	30309725	MF	Houston	TX	Actual/360	4.570%	32,206.24	8,183,981.53	0.00	N/A	07/06/25	--	8,183,981.53	0.00	04/06/25
33	30295720	Various Various		MO	Actual/360	4.935%	32,592.69	15,497.58	0.00	N/A	07/06/25	--	7,669,619.92	7,654,122.34	04/06/25
34	30309728	MU	Norwalk	CT	Actual/360	4.820%	30,820.53	16,508.21	0.00	N/A	07/06/25	--	7,425,638.87	7,409,130.66	04/06/25
35	30309729	MH	Various	Various	Actual/360	4.515%	28,584.85	7,352,229.34	0.00	N/A	07/06/25	--	7,352,229.34	0.00	04/06/25
37	30295695	RT	Various	Various	Actual/360	4.709%	31,078.21	14,349.94	0.00	N/A	07/06/25	--	7,664,221.56	7,649,871.62	04/06/25
38	30309731	LO	Columbus	OH	Actual/360	5.295%	33,219.32	15,065.17	0.00	N/A	07/06/25	--	7,285,605.10	7,270,539.93	04/06/25
40	30309733	SS	Various	Various	Actual/360	4.570%	25,764.99	6,547,185.25	0.00	N/A	07/06/25	--	6,547,185.25	0.00	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
41	30309734	RT	Various	Various	Actual/360	5.023%	26,979.54	13,439.10	0.00	N/A	07/06/25	--	6,238,144.02	6,224,704.92	04/06/25
42	30309735	LO	Sherman	TX	Actual/360	4.860%	24,754.58	13,071.57	0.00	N/A	07/06/25	--	5,915,073.89	5,902,002.32	04/06/25
43	30309736	RT	Canton	GA	Actual/360	4.669%	21,702.87	11,370.81	0.00	N/A	07/06/25	--	5,398,014.62	5,386,643.81	04/06/25
44	30520775	MF	Zionsville	IN	Actual/360	4.348%	22,841.70	6,100,000.00	0.00	N/A	07/03/25	--	6,100,000.00	0.00	04/06/25
45	30520783	RT	San Antonio	TX	Actual/360	4.407%	19,177.76	11,080.65	0.00	N/A	07/03/25	--	5,053,540.00	5,042,459.35	04/04/25
46	30309737	OF	Auburn Hills	MI	Actual/360	4.844%	19,631.94	10,425.77	0.00	N/A	07/06/25	--	4,706,520.09	4,696,094.32	04/06/25
47	30520769	SS	Lakewood	CO	Actual/360	4.003%	18,961.02	0.00	0.00	N/A	06/06/25	--	5,500,000.00	5,500,000.00	04/04/25
48	30520781	IN	Birmingham	AL	Actual/360	4.199%	13,909.62	9,363.43	0.00	N/A	07/03/25	--	3,847,351.68	3,837,988.25	04/04/25
50	30309738	RT	Cedar Springs	MI	Actual/360	4.768%	12,778.83	14,772.55	0.00	N/A	07/06/25	--	3,112,402.85	3,097,630.30	09/06/24
51	30309739	RT	Delray Beach	FL	Actual/360	4.963%	16,753.66	6,765.75	0.00	N/A	07/06/25	--	3,920,577.53	3,913,811.78	04/06/25
52	30309740	IN	Nashua	NH	Actual/360	4.430%	13,269.07	8,189.16	0.00	N/A	07/06/25	--	3,478,385.58	3,470,196.42	04/06/25
53	30309741	RT	Indianapolis	IN	Actual/360	4.540%	13,104.91	7,766.75	0.00	N/A	07/06/25	--	3,352,116.50	3,344,349.75	04/06/25
55	30309743	RT	Las Vegas	NV	Actual/360	4.930%	13,181.11	6,789.58	0.00	N/A	07/06/25	--	3,104,886.61	3,098,097.03	04/06/25
59	30309746	RT	Jersey Shore	PA	Actual/360	4.652%	11,163.44	5,495.50	0.00	N/A	06/06/25	--	2,786,756.86	2,781,261.36	04/06/25
60	30309747	RT	Lakewood	CA	Actual/360	4.685%	10,174.52	6,042.77	0.00	N/A	07/06/25	--	2,522,000.66	2,515,957.89	04/06/25
61	30309748	RT	Duluth	GA	Actual/360	4.775%	10,247.57	5,577.88	0.00	N/A	07/06/25	--	2,492,231.99	2,486,654.11	04/06/25
62	30309749	IN	Memphis	TN	Actual/360	4.559%	10,137.14	5,168.77	0.00	N/A	06/06/25	--	2,582,181.44	2,577,012.67	04/06/25
Totals							2,381,075.34	120,831,375.71	0.00				623,853,228.03	503,021,852.32
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	8,464,150.19	7,792,472.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,071,266.55	5,641,041.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,597,259.92	6,894,039.88	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,145,149.79	408,790.56	11/01/23	07/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	33,508,485.58	27,939,961.57	01/01/24	12/31/24	--	0.00	0.00	84,033.68	84,033.68	0.00	0.00
11A1	33,073,476.00	30,384,505.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,788,464.92	1,779,038.88	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,673,671.47	1,564,406.48	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,088,208.32	2,005,399.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,827,656.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,800,565.71	1,974,067.92	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,719,338.14	1,588,496.10	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,254,978.35	2,261,242.84	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,286,552.63	1,907,865.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,066,782.83	914,623.37	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,106,020.19	1,116,670.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	402,224.17	330,162.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,455,006.05	1,271,007.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,449,623.57	1,379,676.59	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,259,558.19	1,136,454.53	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,094,326.67	1,130,336.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	959,641.32	1,080,107.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	910,906.42	1,015,487.03	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	307,964.28	828,728.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	525,707.42	581,748.10	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	732,251.03	708,197.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	687,293.39	780,216.83	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	673,352.21	663,311.90	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	527,664.45	484,851.50	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	443,326.62	445,145.42	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	425,452.36	0.00	--	--	--	0.00	0.00	27,522.68	192,766.68	0.00	0.00
51	(71,325.57)	104,974.56	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	428,546.43	324,197.90	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	377,785.20	400,350.31	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	429,303.25	396,794.12	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	256,102.70	238,492.20	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	228,053.32	280,236.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	322,367.60	321,403.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	337,809.91	492,319.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	118,634,968.53	108,566,822.94				0.00	0.00	111,556.36	276,800.36	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
01A1	30309707	81,447,438.27	Payoff Prior to Maturity	0.00	0.00
19	30309718	6,035,747.83	Payoff Prior to Maturity	0.00	0.00
20	30309719	4,086,312.88	Payoff Prior to Maturity	0.00	0.00
30	30309725	8,183,981.53	Payoff Prior to Maturity	0.00	0.00
35	30309729	7,352,229.34	Payoff Prior to Maturity	0.00	0.00
40	30309733	6,547,185.25	Payoff Prior to Maturity	0.00	0.00
44	30520775	6,100,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		119,752,895.10		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/11/25	0	0.00	0	0.00	1	3,097,630.30	0	0.00	0	0.00	0	0.00	0	0.00	7	119,752,895.10	4.422434%	4.406514%	3
03/12/25	0	0.00	0	0.00	1	3,112,402.85	0	0.00	0	0.00	0	0.00	0	0.00	8	87,436,668.71	4.432324%	4.416316%	4
02/12/25	0	0.00	0	0.00	1	3,128,352.91	0	0.00	0	0.00	0	0.00	0	0.00	3	65,658,973.78	4.439651%	4.423380%	5
01/13/25	0	0.00	0	0.00	1	3,142,999.83	0	0.00	0	0.00	0	0.00	0	0.00	1	3,976,857.39	4.417170%	4.400404%	5
12/12/24	0	0.00	1	3,157,586.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417075%	4.400339%	6
11/13/24	1	3,172,532.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417087%	4.400351%	7
10/11/24	0	0.00	1	7,739,062.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417096%	4.400359%	8
09/12/24	1	7,754,062.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417108%	4.400370%	9
08/12/24	1	3,216,174.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417115%	4.400377%	10
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417123%	4.400385%	11
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417134%	4.400395%	12
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417141%	4.400402%	13
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30520779	03/06/25	0	5	84,033.68	84,033.68	0.00	25,000,000.00	11/24/24	1
50	30309738	09/06/24	6	6	27,522.68	192,766.68	1,573.83	3,201,828.43	11/06/24	98
Totals					111,556.36	276,800.36	1,573.83	28,201,828.43
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		25,000,000	0	25,000,000		0
0 - 6 Months		478,021,852	474,924,222	3,097,630		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	503,021,852	499,924,222	0	0	3,097,630	0
Mar-25	623,853,228	620,740,825	0	0	3,112,403	0
Feb-25	712,915,060	709,786,707	0	0	3,128,353	0
Jan-25	780,019,920	776,876,921	0	0	3,143,000	0
Dec-24	785,571,302	782,413,715	0	3,157,587	0	0
Nov-24	787,238,973	784,066,440	3,172,533	0	0	0
Oct-24	788,809,137	781,070,074	0	7,739,063	0	0
Sep-24	790,464,921	782,710,858	7,754,063	0	0	0
Aug-24	792,022,847	788,806,672	3,216,175	0	0	0
Jul-24	793,574,866	793,574,866	0	0	0	0
Jun-24	795,213,154	795,213,154	0	0	0	0
May-24	796,753,071	796,753,071	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30520779	25,000,000.00	25,000,000.00	741,000,000.00	--	26,170,743.57	1.77000	12/31/24	04/04/25	I/O
50	30309738	3,097,630.30	3,201,828.43	2,400,000.00	01/15/25	423,985.36	1.28000	12/31/23	07/06/25	146
Totals		28,097,630.30	28,201,828.43	743,400,000.00		26,594,728.93

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30520779	OF	WA	11/24/24	1

02/28/2025 - The Loan was transferred to Special Servicing upon receipt of notice from Borrower that they would not be in a position to pay the loan off at Maturity. Portfolio occupancy is at 68% (inline with the Seattle MSA). Borrower has requested a loan extension to allow time to complete critical leasing and a subsequent refinance of the portfolio. Special Servicing has begun discussions for a potential extension/loan modification.

50	30309738	RT	MI	11/06/24	98

4/7/2025 - The loan transferred to Special Servicing on 11/6/2024 due to single tenant BK/vacate. The subject is a 14,673 SF retail property located in Cedar Springs, MI. The loan is under cash management due to Ride Aid filing for BK on

10/16/2023. The lease has been rejected through the BK court. Counsel has been engaged and files are currently under review to determine workout strategies. A PNA was executed by the borrower effective 1/13/2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30309711	0.00	4.35000%	0.00	4.35000%	8	07/29/21	07/06/21	10/26/21
20	30309719	4,808,380.91	4.77300%	4,796,362.71	4.77300%	8	09/03/20	09/06/20	09/15/20
31	30309726	0.00	5.23000%	0.00	5.23000%	1	09/14/23	07/06/23	10/16/23
38	30309731	7,999,864.09	5.29500%	7,999,864.09	5.29500%	8	12/08/20	10/06/20	12/23/20
38	30309731	0.00	5.29500%	0.00	5.29500%	10	02/15/22	01/06/22	02/15/22
38	30309731	0.00	5.29500%	0.00	5.29500%	10	01/06/22	03/06/21	02/15/22
41	30309734	6,875,134.64	5.02250%	6,875,134.64	5.02250%	8	08/11/20	06/01/20	12/07/20
61	30309748	0.00	4.77500%	0.00	4.77500%	8	06/21/21	06/21/21	07/09/21
Totals		19,683,379.64		19,671,361.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30309726 11/10/23	6,914,573.18	12,700,000.00	7,029,814.25	115,335.22	7,029,814.25	6,914,479.03	94.15	0.00	0.00	94.15	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,914,573.18	12,700,000.00	7,029,814.25	115,335.22	7,029,814.25	6,914,479.03	94.15	0.00	0.00	94.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/23	0.00	94.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	30309726	11/10/23	0.00	0.00	94.15	0.00	0.00	94.15	0.00	0.00	94.15
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	94.25	94.15	0.00	0.00	94.15	0.00	0.00	94.15

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.68	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.20	0.00	0.00	0.00
50	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.77	0.00	0.00	0.00
Total	0.00	0.00	8,881.94	0.00	0.00	0.00	0.00	0.00	19.65	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,901.59

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29